Related Party Transactions (US VR Global Inc.)	3 Months Ended	10 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions

Note 4 - Related Party Transactions

VR Global SDN. BHD. (“VR Global”) is one of the founding shareholders of the Company and is its majority shareholder. The Company’s Chief Executive Officer is also part owner of VR Global. VR Global has advanced funds to the Company for working capital and other business purposes. These advances are unsecured, non-interest bearing and due on demand. At December 31, 2017, the Company owed VR Global $874,000. During the three months ended March 31, 2018, VR Global made advances to the Company of $403,000. In addition, a management fee of $85,000 due to VR Global based on 3% of total expenses of the Company, as defined, was accrued. During the three months ended March 31, 2018, the Company repaid $133,000 to VR Global and on February 6, 2018, the Company issued 1,333,333 shares of common stock valued at $800,000 as a payment to VR Global. At March 31, 2018, the Company owed VR Global $429,000.

In connection with the Company’s merger with US VR Global.com Inc., the Company assumed a payable of $97,000 due to an officer the Company (See Note 1). At March 31, 2018, the amount due to the officer was $95,000.

US VR Global Inc. [Member]
Related Party Transactions

9.	RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amount charged by a related party are as follows:

For the period ended
December 31, 2017
Management fees	$250,023